GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 41,786	$ 16,270
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	248,165	221,906
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	(206,379)	(205,636)
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	41,786	16,270
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	78,716	66,645
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	140,811	127,365
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	8,694	8,694
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 19,944	$ 19,202